UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

[LOGO]   EDGEWOOD
         MANAGEMENT LLC

EDGEWOOD GROWTH FUND

ANNUAL REPORT                                                   OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   12

Report of Independent Registered Public Accounting Firm ...................   20

Disclosure of Fund Expenses ...............................................   21

Trustees and Officers of The Advisors' Inner Circle Fund ..................   24

--------------------------------------------------------------------------------

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

October 31, 2007

Dear Shareholders:

Your Fund completed the first full fiscal year with appreciation in the trailing twelve months of 29.87% (Institutional Shares), and 29.47% (Retail Shares) versus 19.22% for the Russell 1000 Growth Index, and 14.56% for the S&P 500
Index. This performance was driven by earnings growth of the portfolio companies, not by valuation increases. Specifically, the forward price earnings ratio of the portfolio (21 times '08 estimates) has not changed from one year ago. The earnings have simply risen by in excess of 30%. Because the underlying portfolio fundamentals are so good, and the valuation is just as attractive as one year ago, we remain very enthusiastic about the next twelve month's prospects.

If anything, the importance of owning healthy, growing enterprises in business lines that are less cyclical than average is even more important today than it was one year ago. The US economy has deteriorated since we wrote you a year ago. The housing and credit markets are significantly worse and are showing little sign of getting better any time soon. Our best guess is that the housing downturn stops getting worse in 2008, and perhaps even shows signs of stabilization next year. Oil prices are substantially higher, which is both inflationary and hurtful to consumers. Despite the weakened economy, we find small pockets of robust growth in certain subsets of industries. Specifically, your overall portfolio earnings growth shows very little sign of economic pressure. Witness the "in excess of 30% earnings growth" experienced this year in the Fund.

Put another way, this is showing itself to be an environment where concentrated investment management is reaping rewards. It is our job to find these pockets of earnings growth, and invest in those companies that have a combination of growth and great valuation. This can only be achieved, we think, by careful analysis and detailed valuation work. There has been no change in this methodology over the last twelve months, and we are finding just as many exciting investment ideas today.

Certainly there are many issues to be concerned about right now and significantly more than one year ago. However, we are monitoring the economic situation carefully, and are slightly altering positions in acknowledgement of the current environment. We are convinced that the economic news may get worse before stabilizing, but we believe this is also a great time to own quality

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

growth companies. The reason is simply that we believe our companies will continue to fundamentally fare very well in this climate and that should result in higher stock prices over the long term.

We will continue to execute on our strategy and look forward to updating you in the coming months. We wish you all a happy and restful holiday season.

Sincerely,

Edgewood Management LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE "500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

                         Growth of a $10,000 Investment

                       ----------------------------------
                            TOTAL RETURN FOR PERIODS
                            ENDED OCTOBER 31, 2007(1)
                       ----------------------------------
                                             Annualized
                       One Year             Inception to
                        Return                  Date*
                       ----------------------------------
       Institutional    29.87%                  20.31%
                       ----------------------------------
       Retail           29.47%                  19.89%
                       ----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Edgewood Growth Fund, Institutional    Edgewood Growth Fund, Retail    Russell 1000[R] Growth Index
2/28/06*     $10,000                                $10,000                         $10,000
2006          10,480                                 10,449                          10,493
2007          13,610                                 13,530                          12,509

* COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
       AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE
      IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS
               A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

    THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
 FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES
   WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
           MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Health Care                                                                15.9%
Financials                                                                 15.8%
Wireless                                                                   12.2%
Information Technology                                                     10.6%
Business Services                                                           8.9%
Consumer Discretionary                                                      7.0%
Internet                                                                    6.6%
Consumer Staples                                                            5.6%
Industrials                                                                 4.8%
Telecommunication Services                                                  4.6%
Printing & Publishing                                                       4.2%
Energy                                                                      2.1%
Short Term Investments                                                      1.7%

+     Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.6%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
BUSINESS SERVICES -- 8.7%
   Cognizant Technology Solutions, Cl A* .........       156,128   $   6,473,067
   Paychex .......................................        85,400       3,568,012
                                                                   -------------
                                                                      10,041,079
                                                                   -------------
CONSUMER DISCRETIONARY -- 6.9%
   Carmax* .......................................       162,400       3,389,288
   Target ........................................        74,840       4,592,182
                                                                   -------------
                                                                       7,981,470
                                                                   -------------
CONSUMER STAPLES -- 5.5%
   Whole Foods Market ............................       127,880       6,335,175
                                                                   -------------
ENERGY -- 2.1%
   Halliburton ...................................        60,640       2,390,429
                                                                   -------------
FINANCIALS -- 15.5%
   American Express ..............................        79,450       4,842,477
   Charles Schwab ................................       229,890       5,342,644
   CME Group, Cl A ...............................         5,468       3,643,055
   Goldman Sachs Group ...........................        16,210       4,018,783
                                                                   -------------
                                                                      17,846,959
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     -----------   -------------
HEALTH CARE -- 15.6%
   Genzyme* ......................................       104,151   $   7,912,351
   Gilead Sciences* ..............................       142,762       6,594,177
   Thermo Fisher Scientific* .....................        58,900       3,463,909
                                                                   -------------
                                                                      17,970,437
                                                                   -------------
INDUSTRIALS -- 4.8%
   KBR* ..........................................        45,500       1,951,040
   L-3 Communications Holdings ...................        32,110       3,520,540
                                                                   -------------
                                                                       5,471,580
                                                                   -------------
INFORMATION TECHNOLOGY--10.4%
   Apple* ........................................        28,320       5,379,384
   Corning .......................................       272,110       6,604,110
                                                                   -------------
                                                                      11,983,494
                                                                   -------------
INTERNET -- 6.5%
   Google, Cl A* .................................        10,600       7,494,200
                                                                   -------------
PRINTING & PUBLISHING -- 4.1%
   McGraw-Hill ...................................        94,180       4,712,767
                                                                   -------------
TELECOMMUNICATION SERVICES -- 4.5%
   American Tower, Cl A* .........................       117,580       5,194,685
                                                                   -------------
WIRELESS -- 12.0%
   Qualcomm ......................................       122,330       5,227,161
   Research In Motion, Ltd.* .....................        69,168       8,612,108
                                                                   -------------
                                                                      13,839,269
                                                                   -------------
   TOTAL COMMON STOCK
     (Cost $91,450,349) ..........................                   111,261,544
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.7%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
SEI Daily Income Trust, Prime Obligation Fund,
   Cl A, 5.240% (A)
   (Cost $1,984,883) .............................     1,984,883   $   1,984,883
                                                                   -------------

TOTAL INVESTMENTS -- 98.3%
   (Cost $93,435,232) ............................                 $ 113,246,427
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $115,251,060.

  *  NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

CL   CLASS
LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments, at Value (Cost $93,435,232) ...........................   $113,246,427
   Receivable for Capital Shares Sold .................................      3,876,923
   Receivable from Investment Securities Sold .........................      3,585,908
   Dividend Receivable ................................................         53,333
   Prepaid Expenses ...................................................         28,502
                                                                          ------------
TOTAL ASSETS ..........................................................    120,791,093
                                                                          ------------
LIABILITIES:
   Payable for Investment Securities Purchased ........................      5,384,835
   Payable for Capital Shares Redeemed ................................            545
   Payable due to Advisor .............................................         70,140
   Payable due to Administrator .......................................          8,918
   Chief Compliance Officer Fees Payable ..............................          2,264
   Payable due to Trustees ............................................          2,026
   Payable due to Shareholder Servicing Agent (Retail Shares) .........            350
   Payable due to Distributor (Retail Shares) .........................            131
   Other Accrued Expenses .............................................         70,824
                                                                          ------------
TOTAL LIABILITIES .....................................................      5,540,033
                                                                          ------------
NET ASSETS ............................................................   $115,251,060
                                                                          ============
NET ASSETS CONSIST OF:
   Paid-in-Capital ....................................................   $ 93,728,515
   Accumulated Net Realized Gain on Investments .......................      1,711,350
   Net Unrealized Appreciation on Investments .........................     19,811,195
                                                                          ------------
                                                                          $115,251,060
                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES ($114,511,842 / 8,411,067 SHARES) .............   $      13.61
                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   RETAIL SHARES ($739,218 / 54,650 SHARES) ...........................   $      13.53
                                                                          ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD GROWTH
                                                                FUND FOR THE
                                                                YEAR ENDED
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends .............................................................   $    420,099
                                                                          ------------
TOTAL INVESTMENT INCOME ...............................................        420,099
                                                                          ------------
EXPENSES
Investment Advisory Fees ..............................................        451,031
Administration Fees ...................................................        105,000
Chief Compliance Officer Fees .........................................          9,994
Trustees' Fees ........................................................          8,340
Shareholder Servicing Fees (Retail Class Shares) ......................            324
Distribution Fees (Retail Shares) .....................................            324
Transfer Agent Fees ...................................................         86,800
Professional Fees .....................................................         52,188
Offering Costs ........................................................         25,858
Registration Fees .....................................................         21,816
Printing Fees .........................................................         14,957
Custodian Fees ........................................................          3,342
Insurance and Other Expenses ..........................................          8,372
                                                                          ------------
TOTAL EXPENSES ........................................................        788,346
                                                                          ------------
LESS:
Waiver of Investment Advisory Fees ....................................       (335,493)
Fees Paid Indirectly ..................................................         (1,068)
                                                                          ------------
NET EXPENSES ..........................................................        451,785
                                                                          ------------
NET INVESTMENT LOSS ...................................................        (31,686)
                                                                          ------------
NET REALIZED GAIN ON INVESTMENTS ......................................      1,825,421
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS ...     15,247,654
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................     17,073,075
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $ 17,041,389
                                                                          ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        PERIOD
                                                                      YEAR ENDED        ENDED
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                        2007            2006*
                                                                    -------------   -------------
OPERATIONS:
   Net Investment Loss ..........................................   $     (31,686)  $     (52,871)
   Net Realized Gain/(Loss) on Investments ......................       1,825,421         (82,385)
   Net Change in Unrealized Appreciation on Investments .........      15,247,654       1,390,574
                                                                    -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      17,041,389       1,255,318
                                                                    -------------   -------------
SHARE TRANSACTIONS(1):
   Institutional Shares
      Issued ....................................................      77,051,176      22,943,164(2)
      Redeemed ..................................................      (3,596,895)        (90,400)
                                                                    -------------   -------------
         NET INSTITUTIONAL SHARE TRANSACTIONS ...................      73,454,281      22,852,764
                                                                    -------------   -------------
   Retail Shares
      Issued ....................................................         634,848          18,701
      Redeemed ..................................................          (6,144)            (97)
                                                                    -------------   -------------
         NET RETAIL SHARE TRANSACTIONS ..........................         628,704          18,604
                                                                    -------------   -------------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ...................................      74,082,985      22,871,368
                                                                    -------------   -------------
         TOTAL INCREASE IN NET ASSETS ...........................      91,124,374      24,126,686
                                                                    -------------   -------------
NET ASSETS:
   Beginning of Period ..........................................      24,126,686              --
                                                                    -------------   -------------
   End of Period (including undistributed net investment
      income of $0 and $0, respectively) ........................   $ 115,251,060   $  24,126,686
                                                                    =============   =============

       *    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

      (1)   FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL
            STATEMENTS.

      (2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 11).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        INSTITUTIONAL SHARES
                                                                    -----------------------------
                                                                         YEAR           PERIOD
                                                                        ENDED           ENDED
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2007           2006*
                                                                    -------------   -------------
Net Asset Value, Beginning of Period ............................     $  10.48        $  10.00
                                                                      --------        --------
Income from Operations:
   Net Investment Loss (1) ......................................        (0.01)          (0.03)
   Net Realized and Unrealized Gain .............................         3.14            0.51
                                                                      --------        --------
Total from Operations ...........................................         3.13            0.48
                                                                      --------        --------
Net Asset Value, End of Period ..................................     $  13.61        $  10.48
                                                                      ========        ========
TOTAL RETURN+ ...................................................        29.87%           4.80%
                                                                      ========        ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........................     $114,512        $ 24,108
Ratio of Expenses to Average Net Assets .........................         1.00%           1.00%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers/Reimbursements) ...........................         1.75%           3.36%**
Ratio of Net Investment Loss to
   Average Net Assets ...........................................        (0.07)%         (0.50)%**
Portfolio Turnover Rate .........................................           64%             33%***

        + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        *   COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

       **   ANNUALIZED

      ***   NOT ANNUALIZED

      (1)   CALCULATED USING AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            RETAIL SHARES
                                                                    -----------------------------
                                                                        YEAR            PERIOD
                                                                        ENDED           ENDED
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                        2007            2006*
                                                                    -------------   -------------
Net Asset Value, Beginning of Period ............................     $ 10.45         $  10.00
                                                                      -------         --------
Income from Operations:
   Net Investment Loss (1) ......................................       (0.08)           (0.06)
   Net Realized and Unrealized Gain .............................        3.16             0.51
                                                                      -------         --------
Total from Operations ...........................................        3.08             0.45
                                                                      -------         --------
Net Asset Value, End of Period ..................................     $ 13.53         $  10.45
                                                                      =======         ========
TOTAL RETURN+ ...................................................       29.47%            4.50%
                                                                      =======         ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........................     $   739         $     19
Ratio of Expenses to Average Net Assets .........................        1.50%            1.50%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers/Reimbursements) ...........................        1.95%           66.15%**
Ratio of Net Investment Loss to
   Average Net Assets ...........................................       (0.65)%          (0.93)%**
Portfolio Turnover Rate .........................................          64%              33%***

        + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

        *   COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

       **   ANNUALIZED

      ***   NOT ANNUALIZED

      (1)   CALCULATED USING AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Edgewood Growth Fund (the
"Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have material impact on the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

      pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      DIVIDENDS  AND   DISTRIBUTIONS  TO  SHAREHOLDERS  --  Dividends  from  net
      investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

      OFFERING COSTS -- Offering costs including costs of printing initial prospectuses and registration fees, were amortized to expense over the Fund's first twelve months of operations. As of October 31, 2007, the Fund's offering costs have been fully amortized.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which, the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual rate of $90,000, plus $15,000 for each additional class of shares.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2007, the Fund earned cash management credits of $1,068 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

previous waivers and/or reimbursements. As of October 31, 2007, fees which were previously waived by the Advisor which may be subject to possible future reimbursement to the Adviser were as follows:

                              POTENTIAL AMOUNT
                                 OF RECOVERY     EXPIRATION
                              ----------------   ----------
                                  $253,805          2009
                                   335,493          2010

6.    SHARE TRANSACTIONS:

                                                        YEAR
                                                        ENDED      PERIOD ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                         2007         2006*
                                                     -----------   ------------
SHARE TRANSACTIONS:
   Institutional
     Issued ......................................     6,390,465      2,309,007
     Redeemed ....................................      (278,814)        (9,591)
                                                     -----------   ------------
   NET SHARE TRANSACTIONS ........................     6,111,651      2,299,416
                                                     ===========   ============

   Retail
     Issued ......................................        53,346          1,860
     Redeemed ....................................          (546)           (10)
                                                     -----------   ------------
   NET SHARE TRANSACTIONS ........................        52,800          1,850
                                                     ===========   ============

*     Commenced operations on February 28, 2006.

7.    INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the Fund made purchases of $99,563,227 and sales of $29,103,924 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government securities.

8.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. Permanent book and tax differences resulted in the reclassification of $31,686 to undistributed net investment loss and a reclassification of $(31,686) to accumulated net realized gain. These book and tax differences were attributable to net operating loss. The reclassifications had no impact on the net assets or net asset value of the Portfolio.

There were no dividends or distributions declared during the year ended October 31, 2007, or the period ended October 31, 2006.

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                        $ 1,461,280
Undistributed Long-Term Capital Gain                     799,891
Unrealized Appreciation                               19,261,374
                                                     -----------
Total Net Distributable Earnings                     $21,522,545
                                                     ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. During the year ended October 31, 2007, the Fund utilized $77,866 of capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at October 31, 2007 were as follows:

                   AGGREGATE GROSS        AGGREGATE GROSS
  FEDERAL             UNREALIZED             UNREALIZED           NET UNREALIZED
 TAX COST            APPRECIATION           DEPRECIATION           APPRECIATION
-----------        ---------------        ----------------        --------------
$93,985,053        $    20,319,827        $    (1,058,453)        $   19,261,374

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

9.    CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

10.   OTHER:

At October 31, 2007, 17% of Institutional and 94% of Retail total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.   IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2006, the Edgewood Growth Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax-free basis on the date of transaction.

The details of the in-kind transfer were as follows:

                                                                     UNREALIZED
TRANSACTION DATE         SHARES ISSUED            VALUE             APPRECIATION
----------------         -------------        ------------          ------------
    05/02/06               1,513,666          $ 15,015,569          $  3,172,967

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

12.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Edgewood Growth Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Edgewood Growth Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for the year then ended and the period February 28, 2006 (commencement of operations) through October 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edgewood Growth Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period February 28, 2006 (commencement of operations) through October 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                      /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      BEGINNING    ENDING               EXPENSE
                                       ACCOUNT    ACCOUNT   ANNUALIZED   PAID
                                        VALUE      VALUE     EXPENSE    DURING
                                       05/01/07   10/31/07    RATIOS    PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares                 $ 1,000.00  $1,220.60     1.00%    $  5.60
Retail Shares                          1,000.00   1,218.90     1.50        8.39

HYPOTHETICAL 5% RETURN
Institutional Shares                 $ 1,000.00  $1,020.16     1.00%    $  5.09
Retail Shares                          1,000.00   1,017.64     1.50        7.63

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested"

                                                                    TERM OF
                                       POSITION(S)                OFFICE AND
      NAME, ADDRESS,                    HELD WITH                  LENGTH OF
          AGE 1                         THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                         Chairman                (Since 1991)
61 yrs. old                            of the Board
                                       of Trustees

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officers as of November 15, 2007.

                                                NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                     MEMBER                 HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently                36           Trustee of The Advisors' Inner
performs various services on behalf                              Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                     SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                             Daily Income Trust, SEI Index
Vice President of SEI Investments,                               Funds. SEI Institutional
1986-1994. Director and Executive                                International Trust, SEI Institutional
Vice President of the Administrator                              Investments Trust, SEI Institutional
and the Distributor, 1981-1994.                                  Managed Trust, SEI Liquid Asset
                                                                 Trust, SEI Tax Exempt Trust, SEI
                                                                 Opportunity Master Fund, L.P.,
                                                                 SEI Opportunity Fund, L.P.,
                                                                 SEI Global Master Fund, PLC,
                                                                 SEI Global Assets Fund, PLC,
                                                                 SEI Global Investments Fund, PLC,
                                                                 SEI Investments Global, Limited,
                                                                 SEI Investments Global Fund Services
                                                                 Limited, SEI Investments (Europe)
                                                                 Ltd., SEI Investments-Unit Trust
                                                                 Management (UK) Limited, and
                                                                 SEI Global Nominee Ltd.
--------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                       POSITION(S)                OFFICE AND
      NAME, ADDRESS,                    HELD WITH                 LENGTH OF
          AGE 1                         THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                         Trustee                 (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JAMES M. STOREY                          Trustee                 (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                  Trustee                 (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD               OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                    MEMBER                   HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.               36            Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                             and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                            SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                  Limited, SEI Investments Global
Administrator and the Distributor.                               Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                          Limited, SEI Investments (Asia)
Secretary of SEI Investments since 1978.                         Limited, SEI Asset Korea Co., Ltd.
                                                                 Trustee of The Advisors' Inner Circle
                                                                 Fund II, SEI Investments, Bishop
                                                                 Street Funds, SEI Asset Allocation
                                                                 Trust, SEI Daily Income Trust, SEI
                                                                 Index Funds, SEI Institutional
                                                                 International Trust, SEI Institutional
                                                                 Investments Trust, SEI Institutional
                                                                 Managed Trust, SEI Liquid Asset
                                                                 Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.            36            Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                   Allocation Trust, SEI Daily Income
                                                                 Trust, SEI Index Funds, SEI
                                                                 Institutional International Trust, SEI
                                                                 Institutional Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Liquid Asset Trust and SEI Tax
                                                                 Exempt Trust, and the U.S.
                                                                 Charitable Gift Trust.
--------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                  36            Trustee, State Street Navigator
Consultants, Inc. since April 1997.                              Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                           Trustee of The Fulcrum Trust.
June 1991-December 1996; Chief                                   Trustee of the Advisors' Inner Circle
Financial Officer, Nobel Partners,                               Fund II, Bishop Street Funds, SEI
L.P., March 1991-December 1996;                                  Asset Allocation Trust, SEI Daily
Treasurer and Clerk, Peak Asset                                  Income Trust, SEI Index Funds, SEI
Management. Inc., since 1991.                                    Institutional International Trust, SEI
                                                                 Institutional Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Liquid Asset Trust, SEI Tax Exempt
                                                                 Trust, SEI Opportunity Master Fund,
                                                                 L.P., and SEI Opportunity Fund, L.P.
--------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                       POSITION(S)                OFFICE AND
      NAME, ADDRESS,                    HELD WITH                 LENGTH OF
          AGE 1                         THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
BETTY L. KRIKORIAN                       Trustee                 (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                       Trustee                 (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                      Trustee                 (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                      President                (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                       Controller and              (Since 2005)
47 yrs. old                      Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                       Chief Compliance             (Since 2006)
44 yrs. old                              Officer

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                                NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                    MEMBER                    HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                   36           Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                            Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
--------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                  36           Director, Crown Pacific, Inc. Trustee
Business Project Inc. since 1997.                                of The Advisors' Inner Circle Fund II
CEO and President, United Grocers                                and Bishop Street Funds.
Inc. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------
Retired.                                            36           Director, Federal Agricultural
                                                                 Mortgage Corporation. Trustee of
                                                                 The Advisors' Inner Circle Fund II
                                                                 and Bishop Street Funds.
--------------------------------------------------------------------------------------------------------
Senior Operations Officer, SEI                     N/A                             N/A
Investments, Fund Accounting and
Administration (1996-present);
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission's Division of Investment
Management (1993-1996).
--------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund                    N/A                             N/A
Accounting since July 2005.
Manager, SEI Investments AVP
from April 1995 to February 1998
and November 1998 to July 2005.
--------------------------------------------------------------------------------------------------------
Director of Investment Product                     N/A                             N/A
Management and Development at
SEI Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.
--------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                       POSITION(S)                 OFFICE AND
NAME, ADDRESS,                          HELD WITH                  LENGTH OF
    AGE 1                               THE TRUST                 TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
CAROLYN F. MEAD                       Vice President              (Since 2007)
50 yrs. old                           and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                          Vice President              (Since 2004)
39 yrs. old                      and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                 Assistant Vice President         (Since 2000)
39 yrs. old                      and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                     Assistant Vice President         (Since 2006)
33 yrs. old                      and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                       Vice President              (Since 2007)
34 yrs. old                      and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                           AML Officer                (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                                NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                     MEMBER                  HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;               N/A                             N/A
Associate, Stradley, Ronon, Stevens &
Young, 2004-2007; Counsel, ING Variable
Annuities, 1999-2002.
------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                N/A                             N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius LLP
from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities
Group from 1999-2000.
------------------------------------------------------------------------------------------------
General Counsel, Vice President and                N/A                             N/A
Assistant Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm) from
1997-1999; Associate, Richter, Miller &
Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary             N/A                             N/A
of SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments
from 2001-2004. Account and Product
Consultant SEI Private Trust Company,
1998-2001.
------------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;               N/A                             N/A
Associate Counsel, ICMA Retirement
Corporate 2004-2007; Federal
Investigator, U.S. Department of Labor
2002-2004; U.S. Securities and Exchange
Commission - Division of Investment
Management, 2003.
------------------------------------------------------------------------------------------------
Assistant Vice President and AML                   N/A                             N/A
Compliance Officer of SEI Investments
since January 2005. Compliance Analyst
at TD Waterhouse from January 2004 to
November 2004. Senior Compliance
Analyst at UBS Financial Services from
October 2002 to January 2004. Knowledge
Management Analyst at
PricewaterhouseCoopers Consulting from
September 2000 to October 2002.
------------------------------------------------------------------------------------------------

                                      NOTES

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                           350 Park Avenue, 18th Floor
                          New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date: January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date: January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date: January 8, 2008


* Print the name and title of each signing officer under his or her signature.